Note 14 - Shareholders' Equity	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
14.	SHAREHOLDERS' EQUITY

Japanese companies are subject to the Corporation Law of Japan (the “Corporation Law”). The significant provisions in the Corporation Law that affect financial and accounting matters are summarized below:

Dividends
Under the Corporation Law, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. For companies that meet certain criteria such as: (

) having a Board of Directors, (

) having independent auditors, (

) having a Board of Company Auditors, and (
4
) the term of service of the directors is prescribed as
one
year rather than
two
years of normal term by its articles of incorporation, the Board of Directors may
declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not
meet criteria (

) above. The Corporation Law permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may
also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate. The Corporation Law provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no
less than
¥3
million.

At the

th Ordinary General Shareholders Meeting held on
June 28, 2006,
IIJ’s shareholders approved the reduction of additional paid-in capital of
¥21,980,395
thousand and common stock of
¥2,539,222
thousand to eliminate the accumulated deficit for the purpose of reporting under the Corporation Law in its non-consolidated financial statements. The effective date was
August 4, 2006.

Increase/decreases and transfer of common stock, reserve and surplus
The Corporation Law requires that an amount equal to
10%
of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals
25%
of common stock. Under the Corporation Law, the total amount of additional paid-in capital and legal reserve may
be reversed without limitation. The Corporation Law also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of shareholders.

Treasury stock and treasury stock acquisition rights
The Corporation Law also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.

The Corporation Law also provides that companies can purchase both treasury stock acquisition rights and treasury stock.

The amount of retained earnings available for dividends under the Corporation Law is based on the amount of retained earnings recorded in IIJ’s general books of account prepared using accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not
recorded in the general books of account have
no
effect on the determination of retained earnings available for dividends under the Corporation Law. Retained earnings available for dividends amounted to
¥24,790,267
thousand at
March 31, 2017.

IIJ's equity in undistributed earnings of affiliated companies accounted for by the equity method included in retained earnings amounted to
¥949,394
thousand at
March 31, 2017.

On
June 25, 2014,
IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at
March 31, 2014
of
¥11
per share or the aggregate amount of
¥505,330
thousand.

On
November 7, 2014,
the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at
September 30, 2014
of
¥11
per share or the aggregate amount of
¥505,365
thousand.

On
June 26, 2015,
IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at
March 31, 2015
of
¥11
per share or the aggregate amount of
¥505,365
thousand.

On
November 9, 2015,
the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at
September 30, 2015
of
¥11
per share or the aggregate amount of
¥505,479
thousand.

F- 39

On
June 24, 2016,
IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at
March 31, 2016
of
¥11
per share or the aggregate amount of
¥505,480
thousand.

On
November 4, 2016,
the Board of Directors of IIJ resolved the payment of a cash dividend to shareholders of record at
September 30, 2016
of
¥13.50
per share or the aggregate amount of
¥620,361
thousand.

Stock Option Plans
On
May 26, 2011,
IIJ’s Board of Directors resolved to introduce stock compensation-type stock options for executive officers of IIJ. On
June 28, 2011,
IIJ’s ordinary general meeting of shareholders approved the introduction of stock compensation-type stock options for directors of IIJ. Stock compensation-type stock options, which are stock acquisition rights entitling holders to acquire shares upon exercise at an exercise price of one
yen per share were allocated to directors and executive officers as a substitute for the retirement allowance plan for them and to further promote their motivation and incentives to contribute to the enhancement of the mid- to long-term continuous business performance and corporate value.

The stock acquisition rights become exercisable after a service period of one
year and are exercisable up to

years from the date of vesting. The stock acquisition rights may
be exercised only within
10
days from the day immediately following the day on which the person loses his or her position as either a director or an executive officer.

On
July 10, 2014,
IIJ granted

stock options which were the same type of options granted in
2013
to directors and executive officers. The fair value per option at the date of grant was
¥422,600.

On
July 13, 2015,
IIJ granted

stock options which were the same type of options granted in
2014
to directors and executive officers. The fair value per option at the date of grant was
¥369,200.

On
July 11, 2016,
IIJ granted

stock options which were the same type of options granted in
2015
to directors and executive officers. The fair value per option at the date of grant was
¥360,000.

The fair value of the stock acquisition rights used to recognize compensation expense for the fiscal years ended
March 31, 2015,
2016
and
2017
were estimated using the Black-Scholes option-pricing model with the following assumptions:

	2015	2016	2017

Assumptions:
Risk-free interest rate	0.980%	0.818%	-0.147%
Expected lives (years)	15	15	15
Expected volatility	55.217%	53.794%	52.202%
Expected dividends	0.909%	1.023%	1.045%

F- 40

A summary of the activities for the stock acquisition rights plan for the years ended
March 31, 2016
and
2017
is as follows:

			Yen	Years	Thousands of Yen
	Number of Options	Number of Shares	Exercise Price	Remaining Life	Total Intrinsic Value
Unexercised options outstanding —March 31, 2015	458	91,600	¥1
Granted	151	30,200	1
Exercised	(52)	(10,400)	1
Forfeited or expired	–	–	–
Unexercised options outstanding—March 31, 2016	557	111,400	1
Granted	162	32,400	1
Exercised	–	–	–
Forfeited or expired	–	–	–
Unexercised options outstanding—March 31, 2017	719	143,800	1

Exercisable options—March 31, 2017	557	111,400	1	26.30	¥223,536
Expected to vest after July 12, 2017	162	32,400	1	29.30	65,014

The Company recognized stock compensation cost on a straight-line basis over the requisite service period.

The Company recognized
¥54,965
thousand,
¥55,337
thousand and
¥57,678
thousand as stock compensation cost for the fiscal years ended
March 31, 2015,
2016
and
2017,
respectively. The unrecognized expense of
¥14,580
thousand is expected to be recognized over the next
3
months.